UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2013



Institutional Investment Manager
Filing this Report:
                       Name:          Balasa Dinverno Foltz
                                      LLC
                       Address:       500 Park Blvd.
                                      Suite 1400
                                      Itasca, IL  60143
                       13F File       28-11054
                       Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:                 Michael C. Foltz
Title:                Chief Compliance Officer
Phone:                630-875-4926
Signature,            Place,                and Date of Signing:
Michael C. Foltz      Itasca, IL            March 31, 2013
Report Type (Check only one.):
                      [X]         13F HOLDINGS REPORT.
                      [  ]        13F NOTICE.
                      [  ]        13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included
Managers:                        0
Form 13F Information Table       131
Entry Total:
Form 13F Information Table     	 $599,061,000
Value Total:

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     FORM 13F INFORMATION TABLE
                                                                                                               Voting Authority
                                                                                                            -----------------------
                                    Title of               Value     Shares    Sh/  Put/ Invstmt    Other
             Security                Class       Cusip    (x$1000)   Prn Amt   Prn  Call Dscretn   Managers   Sole     Shared  None
---------------------------------- ----------  ---------  --------  ---------  ---  ---  --------  -------- ---------  ------  ----
 iShares MSCI EAFE                 MSCI EAFE   464287465    33,682    571,074   SH       Sole                 571,074
                                   IDX
 iShares MSCI EAFE Growth Index    MSCI GRW    464288885    11,574    182,845   SH       Sole                 182,845
                                   IDX
 iShares MSCI Emerging Market      MSCI EMERG  464287234       682     15,952   SH       Sole                  15,952
                                   MKT
 iShares MSCI KLD 400 Social Index MSCI        464288570       523      8,998   SH       Sole                   8,998
 Fund                              KLD400 SOC
 iShares Russell 1000 Growth       RUSSELL     464287614   155,004  2,171,834   SH       Sole               2,171,834
                                   1000GRW
 iShares Russell 1000 Index        RUSSELL     464287622       393      4,512   SH       Sole                   4,512
                                   1000
 iShares Russell 1000 Value        RUSSELL100  464287598   111,594  1,374,815   SH       Sole               1,374,815
                                   0VAL
 iShares Russell 2000 Index        RUSSELL     464287655       225      2,378   SH       Sole                   2,378
                                   2000
 iShares Russell 3000 Index        RUSSELL     464287689       208      2,221   SH       Sole                   2,221
                                   3000
 iShares S&P 500                   S&P 500     464287200   125,575    798,014   SH       Sole                 798,014
                                   INDEX
 iShares S&P 500/Barra Growth      S&P500 GRW  464287309     1,001     12,153   SH       Sole                  12,153
 iShares S&P 500/Value Index       S&P 500     464287408       318      4,314   SH       Sole                   4,314
                                   VALUE
 PowerShares QQQ                   UNIT SER 1  73935A104       237      3,431   SH       Sole                   3,431
 S&P 500 SPDR                      UNIT SER 1  78462F103       900      5,748   SH       Sole                   5,748
 SPDR MSCI ACWI ex-US              MSCI ACWI   78463X848     6,122    185,902   SH       Sole                 185,902
                                   EXUS
 Vanguard Large Cap Growth ETF     GROWTH ETF  922908736       824     10,637   SH       Sole                  10,637
 Vanguard Large Cap Value ETF      VALUE ETF   922908744       480      7,320   SH       Sole                   7,320
 Vanguard Small Cap Growth ETF     SML CP GRW  922908595    53,871    539,145   SH       Sole                 539,145
	                           ETF
 3M Co.                            COM         88579y101       335      3,147   SH       Sole                   3,147
 Abbott Laboratories               COM         002824100     1,716     48,575   SH       Sole                  48,575
 AbbVie Inc.                       COM	       00287y109     1,997     48,961   SH       Sole                  48,961
 Allergan Inc.                     COM         184901023       200      1,794   SH       Sole                   1,794
 Allstate Corp                     COM         020002101       514     10,485   SH       Sole                  10,485
 Altria Group                      COM         718154107       442     12,844   SH       Sole                  12,844
 Amazon.Com                        COM         231351065       446      1,675   SH       Sole                   1,675
 American Express Co.              COM         025816109       376      5,579   SH       Sole                   5,579
 American Intl Group Inc           COM         026874107       416     10,706   SH       Sole                  10,706
 American Shared Hospital Service  COM	       029595105        52     26,500   SH       Sole                  26,500
 Amgen Inc.                        COM         311621007       420      4,102   SH       Sole                   4,102
 Anadarko Pete Corp                COM         032511107       214      2,445   SH       Sole                   2,445
 AON Corp.                         COM         373891035       258      4,196   SH       Sole                   4,196
 Apple Computer, Inc.              COM         378331003     3,514      7,937   SH       Sole                   7,937
 Applied Materials Inc             COM         382221059       473     35,103   SH       Sole                  35,103
 Aptar Group                       COM         383361037       688     12,000   SH       Sole                  12,000
 AT&T Inc.                         COM         00206R102     1,676     45,685   SH       Sole                  45,685
 BankAmerica Corp.                 COM         605051044       476     39,041   SH       Sole                  39,041
 Baxter International Inc.         COM         718131097       411      5,658   SH       Sole                   5,658
 Berkshire Hathaway                CL B NEW    846707024     1,216     11,672   SH       Sole                  11,672
 Berkshire Hathaway CL A           CL A        084990175     3,126      2,000   SH       Sole                   2,000
 Boeing Co.                        COM         970231056       701      8,165   SH       Sole                   8,165
 Bristol-Myers Squibb Company      COM         110122108       393      9,530   SH       Sole                   9,530
 British Petroleum Amoco           COM         556221042       577     13,619   SH       Sole                  13,619
 C H Robinson                      COM         12541W100     1,040     17,483   SH       Sole                  17,483
 C V S Corp Del                    COM         126650100       334      6,071   SH       Sole                   6,071
 Carmax                            COM         143130102       329      7,900   SH       Sole                   7,900
 Caterpillar Inc.                  COM         149123101       735      8,451   SH       Sole                   8,451
 Charles Schwab                    COM         808513105       270     15,261   SH       Sole                  15,261
 ChevronTexaco Corp.               COM         166764100     1,335     11,232   SH       Sole                  11,232
 Cisco Systems Inc.                COM         17275R102       260     12,450   SH       Sole                  12,450
 Citigroup Inc.                    COM         172967101       457     10,340   SH       Sole                  10,340
 Coca Cola                         COM         191216100       878     21,711   SH       Sole                  21,711
 Colgate-Palmolive Co              COM         194162103       341      2,885   SH       Sole                   2,885
 ComCast                           COM         20030N101       475     11,309   SH       Sole                  11,309
 Comcast Corp Spl Cl A             COM         20030N200       258      6,520   SH       Sole                   6,520
 Conocophillips                    COM         20825C104       368      6,126   SH       Sole                   6,126
 CostCo Companies Inc.             COM         22160k105       221      2,080   SH       Sole                   2,080
 Danaher Corp.                     COM         235851102       206      3,321   SH       Sole                   3,321
 DCT Industrial Trust Inc          COM         233153105       346     46,766   SH       Sole                  46,766
 Deere & Co.                       COM         244199105       217      2,522   SH       Sole                   2,522
 Diageo                            COM         25243Q205       309      2,453   SH       Sole                   2,453
 Dresser-Rand Group Inc.           COM         261608103       203      3,300   SH       Sole                   3,300
 Duke Energy                       COM         264399106       290      3,993   SH       Sole                   3,993
 Ebay, Inc.                        COM         278642103       264      4,866   SH       Sole                   4,866
 Edwards Lifesciences              COM         28176E108       240      2,921   SH       Sole                   2,921
 EI DuPont de Nemours & Co.        COM         263534109       220      4,484   SH       Sole                   4,484
 EMC Corp. Mass.                   COM         268648102       242     10,130   SH       Sole                  10,130
 Emerson Electric                  COM         291011104       206      3,684   SH       Sole                   3,684
 Exelon Corporation                COM         30161N101       436     12,643   SH       Sole                  12,643
 Express Scripts Inc.              COM         302182100       244      4,231   SH       Sole                   4,231
 Exxon Mobil Corporation           COM         30231G102     2,638     29,274   SH       Sole                  29,274
 Fed Ex Corp                       COM         31428X106       423      4,303   SH       Sole                   4,303
 Fleetcor Technologies Inc.        COM         339041105    10,718    139,800   SH       Sole                 139,800
 Ford Motor Company                COM         345370860       350     26,648   SH       Sole                  26,648
 Franklin Resources Inc.           COM         354613101       426      2,827   SH       Sole                   2,827
 General Electric                  COM         369604103     1,039     44,959   SH       Sole                  44,959
 Gilead Sciences Inc.              COM         375558103       372      7,604   SH       Sole                   7,604
 Glaxosmithkline                   COM         37733W105       370      7,888   SH       Sole                   7,888
 Goldman Sachs Group               COM         38141G104       267      1,816   SH       Sole                   1,816
 Google Inc                        COM         38259p508     1,192      1,501   SH       Sole                   1,501
 Hewlett Packard Co                COM         428236103       205      8,612   SH       Sole                   8,612
 Home Depot                        COM         437076102       510      7,304   SH       Sole                   7,304
 Honeywell International           COM         438516106       313      4,160   SH       Sole                   4,160
 IBM                               COM         459200101     1,816      8,512   SH       Sole                   8,512
 Illinois Tool Works               COM         452308109       461      7,557   SH       Sole                   7,557
 Intel Corp.                       COM         458140100     1,066     48,837   SH       Sole                  48,837
 J P Morgan Chase & Co.            COM         46625H100     1,207     25,430   SH       Sole                  25,430
 Johnson & Johnson                 COM         478160104     1,279     15,684   SH       Sole                  15,684
 Kimberly Clark Corp.              COM         494368103       237      2,414   SH       Sole                   2,414
 McDonald's Corporation            COM         580135101    16,247    162,980   SH       Sole                 162,980
 Medtronic Inc.                    COM         585055106       235      5,012   SH       Sole                   5,012
 Merck & Co, Inc.                  COM         589331107       628     14,208   SH       Sole                  14,208
 Microsoft Corp.                   COM         594918104       952     33,269   SH       Sole                  33,269
 Monsanto Co.                      COM         61166W101       272      2,572   SH       Sole                   2,572
 Morgan Stanley / Dean Witter      COM         617446448       331     15,073   SH       Sole                  15,073
 National Oilwell Varco            COM         637071101       409      5,774   SH       Sole                   5,774
 News Corp. Ltd Class A            CL A        65248E104       297      9,722   SH       Sole                   9,722
 Nike Inc Cl B                     COM         654106103       254      4,306   SH       Sole                   4,306
 Northern Trust                    COM         665859104       268      4,915   SH       Sole                   4,915
 Occidental Petroleum Corp         COM         674599105       530      6,757   SH       Sole                   6,757
 Oracle Corp.                      COM         68389X105     1,013     31,326   SH       Sole                  31,326
 Penn National Gaming              COM         707569109       386      7,100   SH       Sole                   7,100
 Pepsico Inc                       COM         713448108       529      6,687   SH       Sole                   6,687
 Pfizer Inc.                       COM         717081103     1,045     36,226   SH       Sole                  36,226
 Philip Morris International Inc.  COM         718172109       888      9,573   SH       Sole                   9,573
 Praxair Inc                       COM         74005P104       338      3,030   SH       Sole                   3,030
 Procter & Gamble                  COM         742718109       979     12,706   SH       Sole                  12,706
 Qualcomm, Inc.                    COM         747525103       605      9,033   SH       Sole                   9,033
 Rockwell Medical, Inc.            COM         774374102        57     14,500   SH       Sole                  14,500
 Schlumberger Ltd.                 COM         806857108       424      5,664   SH       Sole                   5,664
 Serefex Corp.                     COM         81748P101         ?     30,000   SH       Sole                  30,000
 Simon Property Group              COM         828806109       269      1,699   SH       Sole                   1,699
 Southern Corp.                    COM         842587107       235      5,003   SH       Sole                   5,003
 SPDR Gold Shares                  COM         380755959       233      1,509   SH       Sole                   1,509
 Starbucks Corp.                   COM         855244109       286      5,030   SH       Sole                   5,030
 Starwood Hotels and Resorts       COM         85590A203       374      5,870   SH       Sole                   5,870
 Target                            COM         87612E106       230      3,359   SH       Sole                   3,359
 TE Connectivity LTD               COM         H84989104       258      6,145   SH       Sole                   6,145
 Texas Instruments Inc.            COM         882508104       299      8,432   SH       Sole                   8,432
 Tiffany & Co                      COM         886547108       370      5,323   SH       Sole                   5,323
 Time Warner Inc.                  COM         887317105       341      5,924   SH       Sole                   5,924
 Travelers Companies Inc           COM         89417E109       308      3,653   SH       Sole                   3,653
 Union Pacific                     COM         907818108       371      2,608   SH       Sole                   2,608
 United Health Care Corp.          COM         91324P102       306      5,344   SH       Sole                   5,344
 United Parcel Service Class B     COM         911312106       303      3,524   SH       Sole                   3,524
 United Technologies Corp.         COM         913017109       463      4,960   SH       Sole                   4,960
 US Bancorp                        COM         902973304       282      8,300   SH       Sole                   8,300
 Verizon Communications            COM         92343V104       685     13,933   SH       Sole                  13,933
 Visa, Inc.                        COM         82826C839       906      5,332   SH       Sole                   5,332
 Wal-Mart                          COM         931142103     1,351     18,059   SH       Sole                  18,059
 Walgreen Company                  COM         931422109     1,150     24,125   SH       Sole                  24,125
 Walt Disney Co.                   COM         254687106     1,435     25,266   SH       Sole                  25,266
 Wells Fargo & Co New              COM         949746101     2,456     66,398   SH       Sole                  66,398